Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net loss	$ (60,394,659)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Fair value changes in warrant liabilities	55,125,000
Changes in operating assets and liabilities:
Net cash used in operating activities	(1,670,479)
Financing activities
Net cash provided by financing activities	1,450,705
Net Change in Cash	(219,774)
Cash – Beginning	259,714
Cash – Ending	39,940		$ 259,714
Reconciliation to amounts on Consolidated Balance Sheets (as of period end)
Total cash, cash equivalents, restricted cash and restricted cash equivalents	39,940		259,714
Social Finance, Inc.
Operating activities
Net loss	(177,564,000)	$ (106,367,000)	(224,053,000)	$ (239,697,000)	$ (252,399,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	25,977,000	4,715,000	69,832,000	15,955,000	10,912,000
Deferred debt issuance and discount expense	5,998,000	9,137,000	28,310,000	33,205,000	23,858,000
Stock-based compensation expense	37,454,000	19,685,000	99,870,000	60,936,000	42,936,000
Equity-based payments to non-employees			908,000	483,000	523,000
Deferred income taxes	623,000	62,000	(104,504,000)	52,000	(1,089,000)
Equity method investment earnings	0	(1,002,000)	(4,314,000)	(869,000)	50,000
Accretion of seller note interest expense			6,002,000	0	0
Fair value changes in residual interests classified as debt	7,951,000	14,936,000	38,216,000	17,157,000	(27,481,000)
Fair value changes in securitization investments	(2,957,000)	8,530,000	(13,919,000)	(11,363,000)	(2,668,000)
Fair value changes in warrant liabilities	89,920,000	2,879,000	20,525,000	(2,834,000)	0
Fair value adjustment to related party notes receivable	(169,000)	0	319,000	0	0
Other	30,000	0	803,000	2,205,000	500,000
Changes in operating assets and liabilities:
Originations and purchases of loans	(2,575,932,000)	(3,418,210,000)	(10,406,813,000)	(11,579,679,000)	(12,001,921,000)
Proceeds from sales and repayments of loans	2,911,540,000	3,697,718,000	9,949,805,000	11,635,228,000	13,128,583,000
Other changes in loans	30,486,000	36,224,000	(58,743,000)	69,214,000	102,218,000
Servicing assets	(11,643,000)	(8,301,000)	52,021,000	(35,913,000)	(15,975,000)
Related party notes receivable interest income	1,399,000	(1,052,000)	1,121,000	(2,670,000)	0
Other assets	3,299,000	(4,595,000)	(29,883,000)	(18,171,000)	2,004,000
Accounts payable, accruals and other liabilities	(6,361,000)	18,440,000	95,161,000	2,028,000	13,226,000
Net cash used in operating activities	340,051,000	272,799,000	(479,336,000)	(54,733,000)	1,023,277,000
Investing activities
Purchases of property, equipment, software and intangible assets	(7,445,000)	(5,499,000)	(24,549,000)	(37,590,000)	(13,729,000)
Related party notes receivable issuances			(7,643,000)	(9,050,000)	0
Proceeds from repayment of related party notes receivable	16,693,000	0
Proceeds from non-securitization investments	107,534,000	0	974,000	0	0
Purchases of non-securitization investments	0	(145,000)	(145,000)	(3,608,000)	(100,401,000)
Receipts from securitization investments	64,165,000	70,983,000	322,704,000	165,116,000	101,879,000
Acquisition of business, net of cash acquired			(32,392,000)	0	0
Net cash provided by (used in) investing activities	180,947,000	65,339,000	258,949,000	114,868,000	(12,251,000)
Financing activities
Proceeds from debt issuances	1,925,042,000	3,203,608,000	10,234,378,000	12,458,120,000	13,702,867,000
Repayment of debt	(2,912,263,000)	(3,116,680,000)	(9,708,991,000)	(12,826,085,000)	(14,634,415,000)
Payment of debt issuance costs	(1,645,000)	(621,000)	(16,443,000)	(20,596,000)	(22,672,000)
Taxes paid related to net share settlement of stock-based awards	(25,989,000)	(4,640,000)	(31,259,000)	(21,411,000)	(3,154,000)
Purchases of common stock	(526,000)	0	(40,000)	(8,804,000)	0
Redemption of redeemable preferred stock	(132,859,000)	0
Proceeds from stock option exercises	2,624,000	235,000	3,781,000	7,844,000	2,581,000
Note receivable issuance to stockholder			0	(58,000,000)	0
Note receivable principal repayments from stockholder			43,513,000	14,487,000	0
Proceeds from common stock issuances			369,840,000	0	0
Proceeds from redeemable preferred stock issuances			0	573,845,000	0
Payment of redeemable preferred stock issuance costs			0	(2,400,000)	0
Payment of redeemable preferred stock dividends			(40,536,000)	(23,923,000)	0
Finance lease principal payments	(163,000)	0	(489,000)	0	0
Net cash provided by financing activities	(1,145,779,000)	81,902,000	853,754,000	93,077,000	(954,793,000)
Effect of exchange rates on cash and cash equivalents	(80,000)	(7,000)	(145,000)	(9,000)	21,000
Net Change in Cash	(624,861,000)	420,033,000	633,222,000	153,203,000	56,254,000
Cash – Beginning	1,323,428,000	690,206,000	690,206,000	537,003,000	480,749,000
Cash – Ending	698,567,000	1,110,239,000	1,323,428,000	690,206,000	537,003,000
Reconciliation to amounts on Consolidated Balance Sheets (as of period end)
Total cash, cash equivalents, restricted cash and restricted cash equivalents	1,323,428,000	1,110,239,000	1,323,428,000	537,003,000	537,003,000
Supplemental cash flow information
Interest paid			129,131,000	224,916,000	223,440,000
Income taxes paid			529,000	8,000	138,000
Supplemental non-cash investing and financing activities
Securitization investments acquired via loan transfers	26,381,000	126,343,000	151,768,000	351,254,000	348,455,000
Redeemable preferred stock warrants accounted for as liabilities			0	22,268,000	0
Non-cash property, equipment, software and intangible asset additions	888,000	0	358,000	15,247,000	0
Accrued but unpaid redeemable preferred stock dividends	9,968,000	10,106,000
Deconsolidation of residual interests classified as debt	0	72,026,000	101,718,000	97,928,000	0
Deconsolidation of securitization debt	$ 0	$ 200,654,000	770,918,000	1,366,992,000	0
Issuance of residual interests classified as debt as consideration for loan additions			0	116,906,000	34,499,000
Deferred debt issuance costs accrued but not paid			1,600,000	0	0
Seller note issued in acquisition			243,998,000	0	0
Redeemable preferred stock issued in acquisition			814,156,000	0	0
Common stock options assumed in acquisition			32,197,000	0	0
Issuance of common stock in acquisition			15,565,000	0	941,000
Finance lease ROU assets acquired			15,100,000	0	0
Property, equipment and software acquired in acquisition			2,026,000	0	0
Debt assumed in acquisition			5,832,000	0	0
Accrued but unpaid deferred equity costs			56,000	0	0
Redeemed but unpaid common stock			526,000	0	0
Redeemed but unpaid redeemable preferred stock			$ 132,859,000	$ 0	$ 0